Underwriting Income from Insurance Business	12 Months Ended
Dec. 31, 2018
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Underwriting Income from Insurance Business

NOTE 36. UNDERWRITING INCOME FROM INSURANCE BUSINESS

The account breaks down as follows as of the indicated dates:

	12.31.18	12.31.17
Premiums and Surcharges Accrued	4,687,242	5,260,902
Claims Accrued	(535,888)	(604,908)
Surrenders	(5,770)	(7,564)
Life and Ordinary Annuities	(8,541)	(9,182)
Underwriting and Operating Expenses	(1,285,007)	(1,299,507)
Other Income and Expenses	17,283	(24,829)

Total	2,869,319	3,314,912